FINANCIAL AND CAPITAL RISK MANAGEMENT (Tables)	12 Months Ended
Dec. 31, 2025
FINANCIAL AND CAPITAL RISK MANAGEMENT
Summary of maturity analysis of financial liabilities pursuant to liquidity risk exposure

	Less than 12 months
December 31, 2025	($)	One to five years ($)	Total($)
Accounts payable and accrued liabilities	2,800,319	—	2,800,319
Lease liabilities	104,708	162,449	267,157
Loan payable	718,918	—	718,918
Secured convertible debenture	—	—	—
Total	3,623,945	162,449	3,786,394

	Less than 12 months
December 31, 2024	($)	One to five years ($)	Total($)
Accounts payable and accrued liabilities	1,616,118	—	1,616,118
Lease liabilities	35,543	40,189	75,732
Secured convertible debenture	4,481,066	—	4,481,066
Total	6,132,727	40,189	6,172,916